High Income Securities Fund
Portfolio of Investments
May 31, 2022 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 56.80%
Closed-End Funds - 38.92%
Aberdeen Asia-Pacific Income Fund, Inc.	352,887	$1,076,305
Apollo Tactical Income Fund, Inc.	138,399	1,789,499
Bancroft Fund Ltd.	21,267	415,770
BlackRock California Municipal Income Trust	175,635	2,056,686
Blackrock ESG Capital Allocation Trust	197,615	2,982,010
Blackstone Strategic Credit Fund	28,361	335,794
BNY Mellon High Yield Strategies Fund	47,986	121,884
Center Coast Brookfield MLP & Energy Infrastructure Fund	34,075	601,764
Cushing MLP & Infrastructure Total Return Fund	65,131	2,209,895
Delaware Enhanced Global Dividend & Income Fund	337,792	2,786,784
Delaware Investments National Municipal Income Fund	63,238	758,856
Delaware Ivy High Income Opportunities Fund	30,180	340,732
Destra Multi-Alternative Fund	41,597	336,104
DoubleLine Yield Opportunities Fund	22,948	348,121
DWS Municipal Income Trust	78,210	760,983
DWS Strategic Municipal Income Trust	100	982
Eaton Vance New York Municipal Bond Fund	131,594	1,310,676
Ellsworth Growth and Income Fund Ltd.	73,378	675,811
First Trust High Income Long/Short Fund	7,124	91,045
Gabelli Dividend & Income Trust	591	13,286
Gabelli Utility Trust	134	957
Highland Income Fund	450,286	5,295,363
Macquarie Global Infrastructure Total Return Fund, Inc.	25,408	647,904
MFS High Income Municipal Trust	48,599	206,060
MFS High Yield Municipal Trust	219,442	807,547
MFS Investment Grade Municipal Trust	67,097	537,447
MFS Municipal Income Trust	22,230	129,823
Morgan Stanley Emerging Markets Debt Fund, Inc.	200,315	1,442,268
Neuberger Berman California Municipal Fund, Inc.	70,433	824,771
Neuberger Berman New York Municipal Fund, Inc.	54,467	567,001
Neuberger Berman Next Generation Connectivity Fund, Inc.	240,926	2,667,051
New America High Income Fund, Inc.	123,071	942,724
NexPoint Diversified Real Estate Trust	168,110	2,597,300
Nuveen Emerging Markets Debt 2022 Target Term Fund	400	2,792
Nuveen Multi-Asset Income Fund	20,588	310,879
Nuveen Short Duration Credit Opportunities Fund	302,479	3,784,012
PGIM Global High Yield Fund, Inc.	176,072	2,209,704
Pioneer Municipal High Income Opportunities Fund, Inc.	16,712	215,919
Saba Capital Income & Opportunities Fund	514,326	4,238,046
Templeton Global Income Fund	738,720	3,405,499
Tortoise Energy Independence Fund, Inc.	8,490	275,670
Tortoise Power and Energy Infrastructure Fund, Inc.	132,445	1,874,097
Vertical Capital Income Fund	310,942	2,975,715
Virtus Total Return Fund, Inc.	44,592	414,260
Western Asset Intermediate Muni Fund, Inc.	771	6,384
Western Asset Municipal Partners Fund, Inc.	32,067	413,344
		55,805,524
BUSINESS DEVELOPMENT COMPANIES - 17.88%
Barings BDC, Inc.	55,000	569,800
CION Investment Corp.	428,217	4,706,105
Crescent Capital BDC, Inc.	229,885	4,002,298
First Eagle Alternative Capital BDC, Inc.	19,841	76,388
FS KKR Capital Corp.	374,220	8,090,636
Logan Ridge Finance Corp.	81,300	1,486,977
PhenixFIN Corp.	19,193	740,015
Portman Ridge Finance Corp.	198,228	4,434,360
Runway Growth Finance Corp.	113,790	1,533,889
		25,640,468
Total Investment Companies (Cost $84,216,404)		81,445,992

OTHER COMMON STOCKS - 0.56%
Real Estate Investment Trusts - 0.56%
Cedar Realty Trust, Inc.	91	2,409
Lument Finance Trust, Inc.	311,488	800,524
Total Other Common Stocks (Cost $960,572)		802,933

PREFERRED STOCKS - 19.91%
Apparel Manufacturers - 1.35%
Fossil Group, Inc., 7.000%	85,000	1,930,350
Closed-End Funds - 3.76%
NexPoint Diversified Real Estate Trust - Series A, 5.500%	94,082	1,952,201
OFS Credit Co, Inc. - Series E, 5.250%	60,000	1,403,016
XAI Octagon Floating Rate Alternative Income Term Trust, 6.500%	80,000	2,042,400
		5,397,617
Coal - 1.12%
Ramaco Resources, Inc., 9.000%	60,000	1,602,000
Internet Content - 0.17%
LifeMD, Inc. - Series A, 8.875%	15,000	243,450
Medical - Drugs - 0.56%
Harrow Health, Inc., 8.625%	32,000	806,685
Metal Processors & Fabrication - 4.30%
Steel Partners Holdings LP - Series A, 6.000%	259,472	6,165,055
Real Estate Investment Trusts - 1.42%
Brookfield DTLA Fund Office Trust Investor, Inc. - Series A, 7.625%	1,615	19,865
Cedar Realty Trust, Inc. - Series B, 7.250%	80	1,136
Cedar Realty Trust, Inc. - Series C, 6.500%	106,456	1,397,767
Modiv, Inc. - Series A, 7.375%	25,000	617,250
		2,036,018
Real Estate Operations and Development - 1.48%
Harbor Custom Development, Inc. - Series A, 8.000%	135,000	2,116,800
Remediation Services - 0.65%
Charah Solutions, Inc., 8.500%	44,603	936,217
Retail - Catalog Shopping - 0.77%
iMedia Brands, Inc., 8.500%	60,000	1,109,802
Transactional Software - 0.77%
Synchronoss Technologies, Inc., 8.375%	50,000	1,109,000
Venture Capital - 3.56%
SuRo Capital Corp., 6.000%	200,000	5,100,000
Total Preferred Stocks (Cost $29,868,031)		28,552,994

	Shares/Units
SPECIAL PURPOSE ACQUISITION VEHICLES - 19.52%
AltC Acquisition Corp.	50,000	483,000
Andretti Acquisition Corp. Units(e)	50,000	498,000
Ares Acquisition Corp.(e)	50,000	490,500
Ault Disruptive Technologies Corp.	64,000	640,000
Austerlitz Acquisition Corp. II(e)	50,000	489,000
B Riley Principal 150 Merger Corp.	26,245	258,251
B Riley Principal 250 Merger Corp.	49,998	484,981
Cartesian Growth Group Corp. II Units(e)	100,000	997,000
Churchill Capital Corp. VI	34,700	338,672
Churchill Capital Corp. VII	58,805	575,113
Colombier Acquisition Corp. Units	40,500	392,040
Digital Health Acquisition Corp.	84,000	841,680
ExcelFin Acquisition Corp. Units	50,000	500,000
Fifth Wall Acquisition Corp. III(e)	46,100	448,092
Figure Acquisition Corp. I	7,500	73,275
Finnovate Acquisition Corp. Units(e)	100,000	996,000
FinTech Acquisition Corp. VI	25,000	245,250
Forbion European Acquisition Corp. Units(e)	100,000	997,000
Fortress Value Acquisition Corp. III Units	11,000	108,350
Fortress Value Acquisition Corp. IV	25,000	244,750
FTAC Hera Acquisition Corp.(e)	61,000	596,580
Gores Holdings VII, Inc.	15,000	146,550
GX Acquisition Corp. II	60,000	585,000
HNR Acquisition Corp.	37,000	368,890
Industrial Human Capital, Inc.	47,700	478,193
Juniper II Corp.	142,689	1,414,048
Lakeshore Acquisition II Corp. Units(e)	59,500	600,355
LAMF Global Ventures Corp. I(e)	50,000	495,000
Landcadia Holdings IV, Inc.	150,000	1,461,000
Leo Holdings Corp. II Units(e)	21,000	206,585
LIV Capital Acquisition Corp. II Units(e)	55,500	554,445
Longview Acquisition Corp. II	39,584	386,340
M3-Brigade Acquisition III Corp. Units	100,333	1,001,323
Marlin Technology Corp.(e)	49,998	490,980
Motive Capital Corp. II(e)	99,999	990,490
Murphy Canyon Acquisition Corp. Units	55,500	558,885
Nubia Brand International Corp. Units	65,000	648,700
OPY Acquisition Corp. I Units	100,000	980,000
Periphas Capital Partnering Corp. Units	20,000	491,400
PWP Forward Acquisition Corp. I	105,000	1,025,850
Relativity Acquisition Corp. Units	21,700	218,736
ROC Energy Acquisition Corp.	18,000	179,100
Screaming Eagle Acquisition Corp. Units(e)	100,000	982,400
Seaport Global Acquisition II Corp.	100,000	992,000
TG Venture Acquisition Corp.	74,000	734,080
Western Acquisition Ventures Corp. Units	100,000	998,000
Z-Work Acquisition Corp.	30,999	303,480
Total Special Purpose Acquisition Vehicles (Cost $27,962,093)		27,989,364

	Principal Amount
CORPORATE OBLIGATIONS - 0.24%
Lamington Road DAC
9.750%, 04/07/2121 (b)(d)(e)	$491,953	346,827
Total Corporate Obligations (Cost $346,838)		346,827

	Shares
RIGHTS - 0.01%
Agba Acquisition Ltd. (Expiration: May 10, 2024)(e)	9,250	1,216
Nocturne Acquisition Corp. (Expiration: December 26, 2025)(e)	40,000	4,424
ROC Energy Acquisition Corp. (Expiration: November 30, 2028)	18,000	2,700
Total Rights (Cost $21,428)		8,340

WARRANTS - 0.11%(a)
Agba Acquisition Ltd.(e)
Expiration: May 2024
Exercise Price: $11.50		36,750	1,470
Arbor Rapha Capital Bioholdings Corp. I
Expiration: October 2028
Exercise Price: $11.50		22,400	2,265
Ares Acquisition Corp.(e)
Expiration: December 2027
Exercise Price: $11.50		10,000	2,401
Ault Disruptive Technologies Corp.
Expiration: June 2023
Exercise Price: $11.50		48,000	3,840
B Riley Principal 150 Merger Corp.
Expiration: March 2028
Exercise Price: $11.50		9,000	4,185
B Riley Principal 250 Merger Corp.
Expiration: April 2028
Exercise Price: $11.50		16,666	4,178
BioPlus Acquisition Corp.(e)
Expiration: December 2026
Exercise Price: $11.50		37,500	6,750
Biote Corp.
Expiration: May 2027
Exercise Price: $11.50		11,366	6,820
Churchill Capital Corp. VI
Expiration: February 2026
Exercise Price: $11.50		6,940	2,984
Churchill Capital Corp. VII
Expiration: February 2028
Exercise Price: $11.50		11,761	4,260
Clarim Acquisition Corp.
Expiration: January 2026
Exercise Price: $11.50		3,333	467
Digital Health Acquisition Corp.
Expiration: November 2026
Exercise Price: $11.50		84,000	12,172
FAST Acquisition Corp. II
Expiration: March 2026
Exercise Price: $11.50		7,500	1,047
Figure Acquisition Corp. I
Expiration: March 2028
Exercise Price: $11.50		1,875	534
FinTech Acquisition Corp. VI
Expiration: March 2026
Exercise Price: $11.50		6,250	957
Fortress Value Acquisition Corp. IV
Expiration: March 2028
Exercise Price: $11.50		3,125	921
FTAC Hera Acquisition Corp.(e)
Expiration: February 2026
Exercise Price: $11.50		15,250	3,727
Gladstone Acquisition Corp.
Expiration: April 2026
Exercise Price: $11.50		25,200	6,804
GO Acquisition Corp.
Expiration: August 2027
Exercise Price: $11.50		16,666	1,833
Gores Holdings VII, Inc.
Expiration: February 2028
Exercise Price: $11.50		1,875	976
GX Acquisition Corp. II
Expiration: March 2026
Exercise Price: $11.50		20,000	3,000
HNR Acquisition Corp.
Expiration: February 2026
Exercise Price: $11.50		37,000	3,704
IG Acquisition Corp.
Expiration: October 2027
Exercise Price: $11.50		25,000	3,920
Industrial Human Capital, Inc.
Expiration: November 2026
Exercise Price: $11.50		47,700	5,247
Isleworth Healthcare Acquisition Corp.
Expiration: August 2027
Exercise Price: $11.50		7,350	1,103
LAMF Global Ventures Corp. I(e)
Expiration: November 2026
Exercise Price: $11.50		25,000	2,805
Landcadia Holdings IV, Inc.
Expiration: March 2028
Exercise Price: $11.50		12,500	4,500
Longview Acquisition Corp. II
Expiration: May 2026
Exercise Price: $11.50		10,000	1,790
Marlin Technology Corp.(e)
Expiration: January 2026
Exercise Price: $11.50		16,666	2,667
Medicus Sciences Acquisition Corp.(e)
Expiration: February 2026
Exercise Price: $11.50		1,112	311
Motive Capital Corp. II(e)
Expiration: May 2023
Exercise Price: $11.50		33,333	8,337
Northern Star Investment Corp. III
Expiration: February 2028
Exercise Price: $11.50		7,666	1,686
PWP Forward Acquisition Corp. I
Expiration: March 2026
Exercise Price: $11.50		21,000	3,990
Quantum FinTech Acquisition Corp.
Expiration: January 2026
Exercise Price: $11.50		33,000	5,280
Seaport Global Acquisition II Corp.
Expiration: November 2026
Exercise Price: $11.50		50,000	14,495
Signa Sports United NV(e)
Expiration: July 2023
Exercise Price: $11.50		10,731	3,004
Target Global Acquisition I Corp.(e)
Expiration: December 2026
Exercise Price: $11.50		23,633	5,908
Terran Orbital Corp.
Expiration: March 2027
Exercise Price: $11.50		7,916	3,918
TG Venture Acquisition Corp.
Expiration: August 2028
Exercise Price: $11.50		74,000	8,976
Z-Work Acquisition Corp.
Expiration: January 2026
Exercise Price: $11.50		10,333	1,860
Total Warrants (Cost $474,670)			155,092

MONEY MARKET FUNDS - 2.72%
Fidelity Investments Money Market Funds - Government Portfolio, 0.580%(c)		1,949,509	1,949,509
STIT - Treasury Portfolio, 0.546%(c)		1,949,509	1,949,509
Total Money Market Funds (Cost $3,899,018)			3,899,018

Total Investments (Cost $147,749,054) - 99.87%			143,200,560
Other Assets in Excess of Liabilities - 0.13%			189,305
TOTAL NET ASSETS- 100.00%			$143,389,865

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued securities. The total market value of these securities was $346,827, representing 0.24% of net assets. Value determined using significant unobservable inputs.
(c)	The rate shown represents the seven-day yield at May 31, 2022.
(d)	The coupon rate shown represents the rate at May 31, 2022.
(e)	Foreign-issued security.

Abbreviations:
BDC	Business Development Company.
Ltd.	Limited Liability Company.

The accompanying notes are an integral part of these schedule of investments.

Security valuation - Portfolio securities and other investments are valued using policies and procedures adopted by the Trustees. The Trustees have formed a Valuation
Committee to oversee the implementation of these procedures.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees. Such services or dealers determine valuations for normal institutional size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the Fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security, the security will be valued at fair value in accordance with policies and procedures approved by the Trustees.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S.
Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)	Total
Investment Companies
Closed-End Funds	$55,805,524	$-	$-	$55,805,524
Business Development Companies	25,640,468	-	-	25,640,468
Other Common Stocks	802,933	-	-	802,933
Preferred Stocks
Apparel Manufacturers	1,930,350	-	-	1,930,350
Closed-End Funds	3,355,217	2,042,400	-	5,397,617
Coal	1,602,000	-	-	1,602,000
Internet Content - Information and Networking	243,450	-	-	243,450
Medical - Drugs	806,685	-	-	806,685
Metal Processors & Fabrication	6,165,055	-	-	6,165,055
Real Estate Investment Trust	2,036,018			2,036,018
Real Estate Operations and Development	2,116,800	-	-	2,116,800
Remediation Sevices	936,217	-	-	936,217
Retail - Catalog Shopping	1,109,802	-	-	1,109,802
Transactional Software	1,109,000	-	-	1,109,000
Venture Capital	5,100,000	-	-	5,100,000
Special Purpose Acquisition Vehicles	14,345,032	13,644,332	-	27,989,364
Corporate Obligations	-	-	346,827	346,827
Rights	3,916	4,424	-	8,340
Warrants	122,174	32,918	-	155,092
Money Market Funds	3,899,018	-	-	3,899,018
Total	$127,129,659	$15,724,074	$346,827	$143,200,560

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The fair value of derivative instruments as reported within the Schedule of Investments as of May 31, 2022:

Derivatives not accounted for as hedging instruments		Statement of Assets & Liabilities Location		Value
Equity Contracts - Warrants		Investments, at value		$155,092

The effect of derivative instruments on the Statement of Operations for the period ended May 31, 2022:

	Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments		Statement of Operations Location		Value
Equity Contracts - Warrants		Net Realized Gain		$262,593
		on Investments

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments		Statement of Operations Location		Total
Equity Contracts - Warrants		Net change in unrealized		$(266,004)
		depreciation of investments

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Trust Certificates
Balance as of 8/31/2021	$-
Acquisitions	346,827
Dispositions	-
Transfers into (out of) Level 3	-
Accretion/Amortization	-
Corporate Actions	-
Realized Gain (Loss)	-
Change in unrealized appreciation (depreciation)	-
Balance as of 5/31/2022	$346,827
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at May 31, 2022	$-